Allowance for Doubtful Accounts, Sales Returns and Discounts	12 Months Ended
Dec. 31, 2014
Allowance For Doubtful Accounts Sales Returns And Discounts [Abstract]
Allowance For Doubtful Accounts Sales Returns and Discounts [Text Block]
Note 5.	Allowance for Doubtful Accounts, Sales Returns and Discounts

The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2012, 2013 and 2014 follows:

Allowance for doubtful accounts

Period	Balance at beginning of year	Charges to earnings	Amounts utilized	Balance at end of year
	(in thousands)

Year 2012	$15,186	-	-	15,186
Year 2013	$15,186	173	-	15,359
Year 2014	$15,359	554	(15,186)	727

Allowance for sales returns and discounts

Period	Balance at beginning of year	Additions	Amounts utilized	Balance at end of year
	(in thousands)

Year 2012	$785	7,386	(7,093)	1,078
Year 2013	$1,078	7,272	(7,421)	929
Year 2014	$929	5,168	(5,229)	868